Trade and Other Payables	12 Months Ended
Jan. 31, 2019
Trade And Other Payables
Trade and Other Payables

18	Trade and Other Payables

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
CURRENT
Trade payables	23,580	21,143	19,221
Accruals	10,150	9,568	7,503
Employee benefit liabilities	1,815	1,805	1,842
	35,545	32,516	28,566

Trade and other payables are unsecured, non-interest bearing and are normally settled within 30 days however some the trade creditors are out of term as at 31 January 2019 and subsequent to the end of the financial period the Group has reduced the out of term trade creditors but further work is required to bring all of the creditors in term. The carrying amounts are considered to be a reasonable approximation of fair value.